Leases (Tables)	12 Months Ended
Dec. 31, 2025
Leases [Abstract]
Schedule of Components of Lease Expenses

The components of lease expense for the Company for the years ended December 31, 2025, and 2024 were as follows:

	Year Ended December 31,
	2025	2024
Lease cost
Fixed lease cost	$-	$678
Variable lease cost	-	214
Total lease cost	$-	$892

Other information
Cash paid for amounts included in the measurement of lease liabilities	$-	$681
Weighted-average remaining lease term	-	-
Weighted-average discount rate	-	-